Share Capital - Schedule of Effect of Share-Based Compensation on Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation	$ 9,515	$ 2,158	$ 21,765	$ 4,031
Research and Development Expenses
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation	3,795	1,499	9,056	2,513
General and Administrative Expenses
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation	$ 5,720	$ 659	$ 12,709	$ 1,518